SEGMENT REPORTING (Schedule of Revenues by Product Groups) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue from External Customer [Line Items]
Total gross revenues	$ 883,549	$ 702,882	$ 637,379
Listing Services [Member]
Revenue from External Customer [Line Items]
Total gross revenues	107,922	145,654	161,547
E Commerce [Member]
Revenue from External Customer [Line Items]
Total gross revenues	474,810	244,344	188,107
Marketing Services [Member]
Revenue from External Customer [Line Items]
Total gross revenues	249,862	294,484	$ 278,322
Financial Services [Member]
Revenue from External Customer [Line Items]
Total gross revenues	29,582	3,235
Other Product Group [Member] | Listing Services [Member]
Revenue from External Customer [Line Items]
Total gross revenues	2,410	2,463	$ 2,406
Other Product Group [Member] | E Commerce [Member]
Revenue from External Customer [Line Items]
Total gross revenues	156,198	50	$ 5
Other Product Group [Member] | Financial Services [Member]
Revenue from External Customer [Line Items]
Total gross revenues	9,426	308
Research Services [Member] | Listing Services [Member]
Revenue from External Customer [Line Items]
Total gross revenues	21,540	19,019	$ 14,178
New Home [Member] | E Commerce [Member]
Revenue from External Customer [Line Items]
Total gross revenues	318,612	244,294	188,102
New Home [Member] | Marketing Services [Member]
Revenue from External Customer [Line Items]
Total gross revenues	219,057	260,333	$ 258,479
New Home [Member] | Financial Services [Member]
Revenue from External Customer [Line Items]
Total gross revenues	20,156	2,927
Secondary And Rental Properties [Member] | Listing Services [Member]
Revenue from External Customer [Line Items]
Total gross revenues	83,972	124,172	$ 144,963
Secondary And Rental Properties [Member] | Marketing Services [Member]
Revenue from External Customer [Line Items]
Total gross revenues	2,498	1,093	919
Home Furnishing And Improvement [Member] | Marketing Services [Member]
Revenue from External Customer [Line Items]
Total gross revenues	$ 28,307	$ 33,058	$ 18,924